Reorganization and Initial Public Offering	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Reorganization and Initial Public Offering

2. Reorganization and Initial Public Offering

Prior to July 2011, the Company was owned 85% by SHL-Kors Limited, a BVI corporation, and 15% by Mr. Kors. SHL-Kors Limited was owned 100% by SHL Fashion Limited.

In July 2011, the Company underwent a corporate reorganization whereby the Company completed a merger with its former parent, SHL-Kors Limited, which merged with and into the Company, with the Company as the surviving corporation (the “First Merger”). Subsequent to the completion of the First Merger, SHL Fashion Limited, the former parent company of SHL-Kors Limited, merged with and into the Company (the “Second Merger”), with the Company as the surviving corporation. Upon completion of the Second Merger, the previous shareholders of SHL Fashion Limited (which include Sportswear Holdings Limited and the Company’s chief executive officer, John Idol), and Mr. Kors became direct shareholders in the Company. Immediately prior to the Second Merger, the Company issued 475,796 preference shares and 6,579,656 ordinary shares to SHL Fashion Limited in consideration for the extinguishment of the Company’s $101.7 million note payable to SHL Fashion Limited. This exchange was based on the fair value of the Company at the time of exchange. In the Second Merger, Mr. Kors and the shareholders of SHL Fashion received 147,134,033 newly issued ordinary shares and 10,639,716 newly issued convertible preference shares of the Company in proportion to their ownership interests held prior to the Second Merger. The Company considered this transaction to be the acquisition of the non-controlling interest in the Company held by Mr. Kors, and, accordingly, the Company accounted for this transaction as an equity transaction.

Following the reorganization, in a private placement in July 2011, a group of investors purchased (i) all 10,639,716 convertible preference shares issued in the reorganization from the previous SHL Fashion Limited shareholders and Mr. Kors for $490 million, and (ii) 217,137 newly issued convertible preference shares from the Company for $10.0 million, of which $9.5 million in proceeds, net of placement fees of $0.5 million, were received by the Company. As a result of the aforementioned transactions, the capital structure of the Company increased from 4,351 issued and outstanding ordinary shares to 147,134,033 issued and outstanding ordinary shares (650,000,000 authorized) and 10,856,853 authorized, issued and outstanding convertible preference shares.

In addition to the above, immediately prior to the reorganization, the redemption feature related to the contingently redeemable ordinary shares was eliminated, thereby, resulting in the reclassification of $6.7 million from temporary equity, which was classified as “contingently redeemable ordinary shares” in the Company’s consolidated balance sheets, to permanent equity as additional paid-in capital (see Note 12).

On December 20, 2011, the Company completed an initial public offering (“IPO”), which resulted in the sale of 54,280,000 shares at a price of $20 per share, all of which were sold by selling shareholders. The Company did not receive any of the proceeds related to the sale of these shares. On December 20, 2011, in connection with the consummation of the IPO, 10,856,853 convertible preference shares were converted into 41,256,025 ordinary shares at a ratio of 3.8-to-1 resulting in no preference shares issued and outstanding at March 31, 2012.

During March 2012, the Company completed a secondary offering of 25,000,000 ordinary shares at a price of $47.00 per share. Subsequent to this offering and in connection with it, the underwriters executed their overallotment option during April 2012, where an additional 3,500,000 shares were offered at $47.00 per share. Similar to the IPO the Company did not receive any of the proceeds related to the sale of these shares and incurred approximately $0.7 million in fees related to the secondary offering which were charged to selling, general and administrative expenses during the fourth quarter of Fiscal 2012. As a result of the secondary offering, Sportswear Holdings Limited ownership decreased to 25.0% of the Company’s ordinary shares whereby the Company ceased to be a “controlled company” under New York Stock Exchange listing rules.

2. Reorganization and Initial Public Offering

Prior to July 2011, the Company was owned 85% by SHL-Kors Limited, a BVI corporation, and 15% by Mr. Kors. SHL-Kors Limited was owned 100% by SHL Fashion Limited.

In July 2011, the Company underwent a corporate reorganization whereby the Company completed a merger with its former parent, SHL-Kors Limited, which merged with and into the Company, with the Company as the surviving corporation (the “First Merger”). Subsequent to the completion of the First Merger, SHL Fashion Limited, the former parent company of SHL-Kors Limited, merged with and into the Company (the “Second Merger”), with the Company as the surviving corporation. Upon completion of the Second Merger, all previous shareholders of SHL Fashion Limited and Mr. Kors became direct shareholders in the Company. Immediately prior to the Second Merger, the Company issued 475,796 preference shares and 6,579,656 ordinary shares to SHL Fashion Limited in consideration for the extinguishment of the Company’s $101.7 million note payable to SHL Fashion Limited. This exchange was based on the fair value of the Company at the time of exchange. In the Second Merger, Mr. Kors and the shareholders of SHL Fashion received 147,134,033 newly issued ordinary shares and 10,639,716 newly issued convertible preference shares of the Company in proportion to their ownership interests held prior to the Second Merger. The Company considered this transaction to be the acquisition of the non-controlling interest in the Company held by Mr. Kors, and, accordingly, the Company accounted for this transaction as an equity transaction.

Following the reorganization, in a private placement in July 2011, a group of investors purchased (i) all 10,639,716 convertible preference shares issued in the reorganization from the previous SHL Fashion Limited shareholders and Mr. Kors for $490 million, and (ii) 217,137 newly issued convertible preference shares from the Company for $10.0 million, of which $9.5 million in proceeds, net of placement fees of $0.5 million, were received by the Company. As a result of the aforementioned transactions, the capital structure of the Company increased from 4,351 issued and outstanding ordinary shares to 147,134,033 issued and outstanding ordinary shares (650,000,000 authorized) and 10,856,853 authorized, issued and outstanding convertible preference shares.

In addition to the above, immediately prior to the reorganization, the redemption feature related to the contingently redeemable ordinary shares was eliminated, thereby, resulting in the reclassification of $6.7 million from temporary equity, which was classified as “contingently redeemable ordinary shares” in the Company’s consolidated balance sheets, to permanent equity as additional paid-in capital (see Note 12).

On December 20, 2011, the Company completed an initial public offering (“IPO”), which resulted in the sale of 54,280,000 shares at a price of $20 per share, all of which were sold by selling shareholders. The Company did not receive any of the proceeds related to the sale of these shares. On December 20, 2011, in connection with the consummation of the IPO, 10,856,853 convertible preference shares were converted to 41,256,025 ordinary shares at a ratio of 3.8-to-1 resulting in no preference shares issued and outstanding at March 31, 2012.

During March 2012, the Company completed a secondary offering of 25,000,000 ordinary shares at a price of $47.00 per share. Similar to the IPO the Company did not receive any of the proceeds related to the sale of these shares. As a result of the secondary offering, Sportswear Holdings Limited ownership decreased to 26.1% of the Company’s ordinary shares whereby the Company ceased to be a “controlled company” under NYSE listing rules.